Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Total	Restricted shares	Restricted share units	Common Stock	Common Stock Restricted shares	Common Stock Restricted share units	Additional Paid-In Capital	Additional Paid-In Capital Restricted share units	Accumulated Other Comprehensive Loss	Accumulated Deficit
Common shares outstanding, beginning balance (in shares) at Dec. 31, 2015				80,089,858
Shareholders' equity, beginning balance at Dec. 31, 2015	$ 195,317			$ 231,452			$ 11,719		$ 0	$ (47,854)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	3,037,644			3,037,644
Exercise of stock options	$ 4,162			$ 9,077			(4,915)
Stock-based compensation	23,545						23,545
Vesting of restricted shares (in shares)					48,238	104,740
Vesting of restricted share units		$ 202	$ 0		$ 202	$ 3,340		$ (3,340)
Issuance of Class A shares (in shares)				6,125,000
Issuance of Class A shares	224,423			$ 224,423
Net loss and comprehensive loss for the year	(37,173)								(1,818)	(35,355)
Common shares outstanding, ending balance (in shares) at Dec. 31, 2016				89,405,480
Shareholders' equity, ending balance at Dec. 31, 2016	$ 410,476			$ 468,494			27,009		(1,818)	(83,209)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	3,322,993			3,322,993
Exercise of stock options	$ 14,774			$ 24,959			(10,185)
Stock-based compensation	50,535						50,535
Vesting of restricted shares (in shares)					824,215
Vesting of restricted share units		$ 0			$ 23,967		(23,967)
Issuance of Class A shares (in shares)				6,325,000
Issuance of Class A shares	560,057			$ 560,057
Net loss and comprehensive loss for the year	(34,742)								5,253	(39,995)
Common shares outstanding, ending balance (in shares) at Dec. 31, 2017				99,877,688
Shareholders' equity, ending balance at Dec. 31, 2017	$ 1,001,100			$ 1,077,477			$ 43,392		$ 3,435	$ (123,204)